Note I - Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2019	$29,758	$4,233	$33,991
2018	$33,434	$6,279	$39,713

Schedule of Maturities of Long-term Debt [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2020	$3,722	$3,600	$7,322
2021	3,000	633	3,633
2022	2,841	----	2,841
2023	2,705	----	2,705
2024	2,301	----	2,301
Thereafter	15,189	----	15,189
	$29,758	$4,233	$33,991